Employee benefits - Accumulated other comprehensive losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Amounts recognized in accumulated other comprehensive losss:
Net loss	$ 265,899	$ 288,882
Accumulated other comprehensive loss	265,899	288,882	$ 304,330
OPEB Plan
Amounts recognized in accumulated other comprehensive losss:
Net loss	32,152	21,472
Accumulated other comprehensive loss	$ 32,152	$ 21,472	$ 5,720